UNIT-BASED COMPENSATION - Cash-settled BPY Awards by Expiry Date (Details) - Cash-Settled Share-Based Payment Arrangement	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	573,690	603,891	7,331,416	7,144,871
Weighted average exercise price (in dollars per share) | $ / shares	$ 21.75	$ 21.55	$ 20.38	$ 20.30
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	0	0	69,000
Weighted average exercise price (in dollars per share) | $ / shares	$ 0	$ 0	$ 13.07
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	0	24,000	172,800
Weighted average exercise price (in dollars per share) | $ / shares	$ 0	$ 17.44	$ 17.44
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	22,200	22,200	515,800
Weighted average exercise price (in dollars per share) | $ / shares	$ 17.93	$ 17.93	$ 18.09
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	28,800	28,800	519,000
Weighted average exercise price (in dollars per share) | $ / shares	$ 16.80	$ 16.80	$ 16.80
2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	175,415	175,416	4,278,663
Weighted average exercise price (in dollars per share) | $ / shares	$ 20.59	$ 20.59	$ 20.59
2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	213,038	213,038	831,834
Weighted average exercise price (in dollars per share) | $ / shares	$ 25.18	$ 25.18	$ 25.18
2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	134,237	140,437	944,319
Weighted average exercise price (in dollars per share) | $ / shares	$ 19.51	$ 19.51	$ 19.51